UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2020

Item #1. Reports to Stockholders.

INDEX	Mission-Auour Risk-Managed Global Equity Fund

ANNUAL REPORT

For the Year Ended December 31, 2020

Mission-Auour Risk-Managed
Global Equity Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Dear Mission-Auour Risk-Managed Global Equity Fund Investors:

The past year was a challenging year in many aspects for the Mission-Auour Risk-Managed Global Equity Fund (“the Fund”). With increased volatility and uncertainty in the initial stages of the COVID-19 pandemic, the Fund was positioned to manage the risk. Once the markets stabilized and investors increased their risk taking again, our models remained conservative with higher than normal levels of cash.

The Fund carried over a conservative stance from the fourth quarter of 2019, and remained so until the second half of 2020, when we began incrementally investing the cash we had raised in the model. The Fund’s Class A Shares experienced a total return of 4.01% versus the benchmark MSCI-ACWI Index’s return of 14.34%. The Fund’s repositioning into increased levels of cash and lessening overall market exposure led to the underperformance.

Due to the continued struggle to gain traction for the Fund and adding assets under management to gain the economic scale to offset the operating costs of a mutual fund, we’ve worked with the Board of Trustees of the World Funds Trust and obtained the approval of shareholders to reorganize the Fund and merge it into the Union Street Partners Value Fund, which occurred on or about March 5, 2021.

We appreciate your faith and confidence in what we tried to accomplish with our strategy, and most of all we appreciate you as an investor in the Mission-Auour Risk-Managed Global Equity Fund.

Sincerely,

Jeff Groves
Chief Executive Officer
Mission Institutional Advisors LLC

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Comparison of $10,000 Investment in
Mission-Auour Risk-Managed Global Equity Fund Class A Shares
Vs. MSCI-ACWI Index

$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
11/07/17
12/31/17
12/31/18
12/31/19
12/31/20
$12,936
$10,861
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Mission-Auour Risk-Managed Global Equity Fund				MSCI - ACWI Index
Class	Inception Day	Total Return One Year Ended 12/31/20*	Average Annual Return Since Inception	Total Return One Year Ended 12/31/20*	Average Annual Return Since Inception
A	11/07/17	4.01%	4.61%	14.34%	8.52%
A (with Load)	11/07/17	(1.97%)	2.66%	N/A	N/A
Institutional	01/10/18	4.27%	3.67%	14.34%	7.05%

*Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in USD.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Portfolio Compositionas of December 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	55.45%
Government	25.28%
International	18.29%
Money Market Fund	0.74%
99.76%

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Schedule of InvestmentsDecember 31, 2020

	Security Description	Number of Shares	Fair Value
99.02%	EXCHANGE TRADED FUNDS

25.28%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	26,591	$2,433,608

18.29%	INTERNATIONAL
	SPDR Portfolio Developed World (ex-US) ETF	26,123	881,651
	Vanguard FTSE Developed Markets ETF	18,638	879,900
			1,761,551

55.45%	LARGE CAP
	iShares Russell 1000 Growth ETF	2,752	663,617
	iShares Russell 1000 Value ETF	4,931	674,216
	SPDR Portfolio Large Cap ETF	70,816	3,113,071
	SPDR S&P 500 ETF	2,375	887,965
			5,338,869

99.02%	TOTAL EXCHANGE TRADED FUNDS		9,534,028
	(Cost: $7,857,662)

0.74%	MONEY MARKET
	Federated Government Obligations Fund, Institutional Class 0.07%*	71,593	71,593
	(Cost: $71,593)

99.76%	TOTAL INVESTMENTS
	(Cost: $7,929,255)		9,605,621
0.24%	Other assets, net of liabilities		22,755
100.00%	NET ASSETS		$9,628,376

*Effective 7 day yield as of December 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Assets and LiabilitiesDecember 31, 2020

ASSETS
Investments at fair value (identified cost of $7,929,255)	$9,605,621
Cash and cash equivalents	703
Dividends and interest receivable	3,463
Tax reclaim receivable at fair value (cost of $13,639)	14,549
Due from advisor	10,228
Prepaid expenses	13,730
TOTAL ASSETS	9,648,294

LIABILITIES
Payable for capital stock redeemed	4,704
Accrued 12b-1 fees	7,235
Accrued administration, transfer agent and accounting fees	7,000
Other accrued expenses	979
TOTAL LIABILITIES	19,918

NET ASSETS	$9,628,376
Net Assets Consist of:
Paid in Capital	8,088,308
Distributable earnings (deficit)	1,540,068
Net Assets	$9,628,376

NET ASSET VALUE PER SHARE

Net Assets
Class A	$9,386,627
Institutional Class	241,749
Total	$9,628,376

Shares Outstanding
Class A	328,155
Institutional Class	8,411
Total	336,566

Net Asset Value
Class A	$28.60
Institutional Class	28.74

Maximum Offering Price Per Share*
Class A	$30.34

*Includes maximum offering price with sales charge of 5.75%

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of OperationsFor the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend	$144,321
Interest	691
Total investment income	145,012

EXPENSES
Investment management fees (Note 2)	79,756
Rule 12b-1 and servicing fees (Note 2)
Class A	24,133
Investor Class	98
Recordkeeping and administrative services (Note 2)	40,171
Accounting fees (Note 2)	30,459
Custody fees	5,203
Transfer agent fees (Note 2)	28,466
Professional fees	39,146
Filing and registration fees	25,000
Trustees fees	6,593
Compliance fees	7,185
Shareholder reports	27,509
Shareholder services (Note 2)
Class A	14,480
Institutional Class	3,673
Investor Class	59
Insurance Fee	2,699
Other	11,513
Total expenses	346,143
Management fee waivers and expense reimbursements (Note 2)	(162,417)
Net expenses	183,726
Net investment income (loss)	(38,714)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(57,166)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	179,414
Net increase (decrease) in unrealized appreciation (depreciation) of tax reclaims	850
Net realized and unrealized gain (loss) on investments and foreign currency translations	123,098
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$84,384

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Changes in Net Assets

	Years ended December 31,
	2020	2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(38,714)	$139,359
Net realized gain (loss) on investments and foreign currency transactions	(57,166)	128,652
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	180,264	2,574,997
Increase (decrease) in net assets from operations	84,384	2,843,008

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(132,606)	(63,403)
Institutional Class	(6,743)	(51,251)
Investor Class	—	(441)
Class Z	—	(187)
Decrease in net assets from distributions	(139,349)	(115,282)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	22,239	130,478
Institutional Class	532,354	737,544
Investor Class	—	29,216
Class Z	—	—
Distributions reinvested
Class A	123,300	57,949
Institutional Class	6,743	51,251
Investor Class	—	442
Class Z	—	187
Shares redeemed
Class A	(1,784,790)	(1,358,872)
Institutional Class	(6,252,855)	(1,956,785)
Investor Class	(66,137)	(68,820)
Class Z	(26,964)	—
Increase (decrease) in net assets from capital stock transactions	(7,446,110)	(2,377,410)

NET ASSETS
Increase (decrease) during period	(7,501,075)	350,316
Beginning of period	17,129,451	16,779,135
End of period	$9,628,376	$17,129,451

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See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial Highlights

	Class A Shares(1)
	Years ended December 31,
	2020	2019	2018		2017		2016
Net asset value, beginning of year	$27.89	$23.85	$26.44		$23.54		$24.49
Investment activities
Net investment income (loss)	(0.09)	0.18	0.15		(0.10)		0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21	4.02	(2.13)		3.12		(1.05)
Total from investment activities	1.12	4.20	(1.98)		3.02		(0.95)
Distributions
Net investment income	(0.41)	(0.16)	—		(0.12)		—
Net realized gain	—	—	(0.61)		—		—
Total distributions	(0.41)	(0.16)	(0.61)		(0.12)		—
Net asset value, end of year	$28.60	$27.89	$23.85		$26.44		$23.54
Total Return*	4.01%	17.63%	(7.47%)		12.82%		(3.88%)
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	2.72%	2.26%	2.42	%(A)	4.24	%(A)	3.50	%(A)
Expenses, net of management fee waivers and reimbursements	1.45%	1.45%	1.46	%(B)	3.64	%(B)	2.75	%(B)
Net investment income (loss)	(0.33%)	0.70%	0.57%		(0.39%)		0.40%
Portfolio turnover rate*	26.43%	26.35%	59.67%		154.69%		35.44%
Net assets, end of year (000’s)	$9,387	$10,838	$10,326		$12,520		$12,732

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 2.41%, 3.34%, 3.50% and 3.88% for the years ended December 31, 2018 through December 31, 2015, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.45%, 2.75%, 2.75% and 2.75% for the years ended December 31, 2018 through December 31, 2015, respectively.

Mission-Auour Risk-Managed Global Equity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class Shares(1)
	Years ended December 31,		Period January 10, 2018* to December 31, 2018
	2020	2019
Net asset value, beginning of year	$27.97	$23.92	$27.10
Investment activities
Net investment income (loss)	(0.05)	0.25	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24	4.03	(2.87)
Total from investment activities	1.19	4.28	(2.57)
Distributions
Net investment income	(0.42)	(0.23)	—
Net realized gain	—	—	(0.61)
Total distributions	(0.42)	(0.23)	(0.61)
Net asset value, end of year	$28.74	$27.97	$23.92
Total Return**	4.27%	17.91%	(9.47%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.31%	1.95%	1.97	%(A)
Expenses, net of management fee waivers and reimbursements	1.20%	1.20%	1.21	%(B)
Net investment income (loss)	(0.18%)	0.95%	1.18%
Portfolio turnover rate**	26.43%	26.35%	59.67%
Net assets, end of year (000’s)	$242	$6,196	$6,338

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Inception Date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 1.96% for the period January 10, 2018 through December 31, 2018.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.20% for the period January 10, 2018 through December 31, 2018.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements December 31, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), which prior to December 28, 2017 was designated as the Global Strategic Income Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. On November 7, 2017, the Board of Trustees of the Trust appointed a new investment adviser and sub-adviser and approved revisions to the Fund’s strategies. The Fund maintains its financial statements, information and performance history. On October 27, 2017, all outstanding Class C Shares were exchanged into Class A Shares. After the exchange, the Class C ceased to exist. Institutional Class Shares commenced operations on January 10, 2018. Investor Class Shares of the Fund ceased operations on August 12, 2020 and Class Z Shares of the Fund ceased operations on November 10, 2020. As of December 31, 2020, the Fund offered Class A and Institutional Class Shares.

The objective of the Fund is to seek long term capital appreciation through exposure to global equity markets.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$9,534,028	$—	$—	$9,534,028
Money Market Funds	71,593	—	—	71,593
	$9,605,621	$—	$—	$9,605,621

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions taken for each of the open tax years (2017-2019) or expected to be taken in the Fund’s 2020 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2020, the following reclassifications were made:

Paid-in Capital	Undistributed Earnings
$ (41,065)	$ 41,065

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Institutional Class shares.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

During the year ended December 31, 2020, the Fund held no derivative instruments.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 7, 2017, pursuant to an Investment Advisory Agreement, Mission Institutional Advisors, LLC, dba Mission Funds Advisors (“MFA”), provides investment advisory services for an annual fee of 0.60%, payable monthly. MFA has entered into a Sub-Advisory Agreement with Auour Investments, LLC (“AI”). MFA analyzes economic and market trends, periodically assesses the Fund’s investments policies and recommends changes regarding the policies to the Board where appropriate. MFA evaluates the performance of AI in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, AI is responsible for the day-to-day decision making with respect to the Fund’s investment program. AI with MFA’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, MFA pays AI at the annualized rate of 0.45% of the net assets in the Fund. AI’s fee for sub-advisory services is paid by MFA and not by the Fund.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

MFA earned and waived management fees and reimbursed Fund expenses for the year ended December 31, 2020 as follows:

	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
MFA	$79,756	$79,756	$82,661

MFA entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expenses on short sales), to an annual rate of 1.20% of the average daily net assets of the Class A and Institutional Classes of shares of Fund. MFA may not terminate this expense limitation agreement prior to April 30, 2021. Each waiver and/or reimbursement of an expense by MFA is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2020 was $444,930, which expires as follows:

Recoverable Reimbursements and Expiration Dates
2021	2022	2023	Total
$144,091	$138,422	$162,417	$444,930

The Fund has adopted a distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares, which provides for the payment of distribution and service fees. The 12b-1 Plan provides that the Fund will pay a fee to the Fund’s principal underwriter at an annual rate of up to 0.25% of average daily net assets attributable to Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.

The Fund has adopted a shareholder services plan on behalf of its Class A shares and Institutional Class shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended December 31, 2020, the following fees under the plans were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$24,133
Class A	Shareholder Servicing	14,480
Institutional Class	Shareholder Servicing	3,673
Investor Class	12b-1	98
Investor Class	Shareholder Servicing	59

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer, dividend disbursing agent and fund accountant. CFS receives its fees from the Fund monthly. For the Year ended December 31, 2020, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$ 36,458	$ 26,168	$ 26,042

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the year ended December 31, 2020, were as follows:

Purchases	Sales
$ 3,366,909	$ 10,807,889

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the Year ended December 31, 2020 and the year ended December 31, 2019 were as follows:

Distributions paid from:	Year ended December 31, 2020	Year ended December 31, 2019
Ordinary income	$139,349	$115,282

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Other accumulated gains (losses)	$(116,628)
Net unrealized appreciation (depreciation) of investments and foreign currency	1,656,696
$1,540,068

As of December 31, 2020, the Fund had a capital loss carryforward of $116,628 which can be carried forward indefinitely. $84,380 is considered short-term and $32,248 is considered long-term.

As of December 31, 2020, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Unrealized Appreciation (Depreciation)
$7,949,835	$1,657,765	$(1,069)	$1,656,696

The difference between book basis and tax basis distributable erarnings is attributable primarily to the deferral of wash sales.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Year ended December 31, 2020
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	851	20,327	—	—
Shares reinvested	4,322	235	—	—
Shares redeemed	(65,637)	(233,697)	(2,455)	(960)
Net increase (decrease)	(60,464)	(213,135)	(2,455)	(960)

	Year ended December 31, 2019
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	4,953	27,856	1,125	—
Shares reinvested	2,081	1,835	16	7
Shares redeemed	(51,303)	(73,095)	(2,552)	—
Net increase (decrease)	(44,269)	(43,404)	(1,411)	7

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

A Special Meeting of the Shareholders of the Fund was held on January 28, 2021 for the purpose of considering the approval of the proposal which is as follows:

1.To approve an Agreement and Plan of Reorganization by and between the Mission-Auour Fund and the Union Street Partners Value Fund, providing for the reorganization of the Mission-Auour Fund into the Union Street Fund.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2020

Under the 1940 Act, an affirmative vote of the holders of a majority of the outstanding shares of the Fund is required for the approval of Proposal 1. As defined in the 1940 Act, a “vote of the holders of a majority of the outstanding voting” shares of the Fund means the vote of (1) 67% or more of the voting shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the Fund, whichever is less.

The proposal was approved by the shareholders of the Fund and was effective based on the following results:

Total outstanding shares:	398,974
Total shares voted:	209,014

Proposal	Voted for	Voted against	Abstained
1.	151,245	14,357	43,412

The Fund was reorganized into the Union Street Partners Value Fund on or about March 5, 2021.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as noted above, no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the Shareholders of Mission-Auour Risk-Managed Global Equity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company).
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	27	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company).
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	27

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

ADVISORY AGREEMENT RENEWAL

At a meeting held on August 25-26, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Mission Advisory Agreement”) between Mission Institutional Advisors, LLC d/b/a Mission Fund Advisors (“Mission”) and the Trust with respect to the Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), and the Sub-Advisory Agreement (the “Auour Sub-Advisory Agreement”) between Mission and Auour Investments, LLC (“Auour”) (collectively, the “Agreements”). The Board reflected on its discussions regarding the Advisory Agreements with the representatives from Mission at the Meeting. In its consideration of the Agreements, the Board considered these discussions and the fact that Mission intends to propose that the investment advisory responsibilities for the Fund be transferred to another investment adviser or that the Fund be liquidated. It was noted that Mission’s responses to Counsel’s request for information on behalf of the Board regarding the continuation of the Mission Advisory Agreement were not submitted until the evening before the Meeting. It was further noted that there was substantial similarity in the responses when compared to the responses provided to the Board in connection with its approval of the Mission Advisory Agreement in the prior year. Nonetheless, the Trust’s legal counsel (“Counsel”) advised that under such circumstances the Trustees, individually and collectively, may determine in their reasonable business judgment that they require additional time to consider the responses of Mission and to evaluate the continuation of the Agreements. The Trustees, in reflecting on the particular circumstances, expressed the view that their collective on-going review of the Fund, as well as Mission and Auour during the year were sufficient, when coupled with the substantial similarity in the response to the prior year, to move forward with the consideration of the continuation of the Agreements.

The Board considered the materials that had been provided to it in connection with the approval of the Agreements which included a memorandum from Counsel that addressed the Trustees’ duties when considering the renewal of the Agreements and the responses of Mission and Auour to a request for

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

information from Counsel on behalf of the Board. The Trustees noted that the responses included a copy of financial information for Mission and Auour, a fee comparison analysis for the Fund and comparable mutual funds, and the Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Mission and Auour; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by Mission and Auour from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the practices of Mission and Auour regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this Meeting and prior Board meetings. The Board requested or was provided with information and reports relevant to the approval of the Agreements, including: (i) reports regarding the services and support provided by Mission and Auour to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) commentary from Mission and Auour on the reasons for the Fund’s performance; (iv) presentations by management of Mission and Auour addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Fund; (v) compliance reports concerning the Fund and Mission and Auour; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of each of Mission and Auour; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also considered that it requested and received various informational materials including, without limitation: (i) documents containing information about Mission and Auour, including financial information, a description of personnel and the services provided by Mission and Auour to the Fund, information on investment advice, performance, summaries of expenses of the Fund, each firm’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; (iv) benefits to be realized by Mission and Auour from their respective relationships with the Trust and the Fund; and (v) information about the on-going relationship between Mission and Auour. The Trustees noted that Mission did not provide a copy of its compliance policies and procedures as requested by Counsel on behalf of the Board. The Trustees further noted that the Trust’s Chief Compliance Officer (“CCO”) confirmed that he had reviewed Mission’s compliance policies and procedures and found them to be adequate and that a copy of Mission’s Policies and Procedures Manual had been provided to the Board in conjunction with the Annual Compliance Report of the Trust’s CCO at the February 25-26, 2020 meeting of the Board.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Mission and Auour.

In this regard, the Board considered the responsibilities of Mission and Auour under their respective Agreements. The Board reviewed the services provided by each of Mission and Auour including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the efforts of Mission and Auour to promote the Fund and grow assets. The Board considered: the staffing, personnel, and methods of operating of Mission and Auour; the education and experience of their personnel, and their compliance programs, policies and procedures. The Board also considered the financial condition of Mission and Auour. The Board considered the measures that Mission and Auour had put in place to ensure compliance with applicable law and regulations, including specifically those governing conflicts in regard to Auour’s management of separate accounts. The Board considered the methods utilized by Mission in supervising Auour as a sub-adviser to the Fund. The Board also considered the on-going relationship between and Mission and Auour and the affiliated relationships of Mission, and the resources leveraged from those affiliations to supplement the services provided by Mission to the Fund. After reviewing the foregoing and further information from Mission and Auour, the Board concluded that the quality, extent, and nature of the services to be provided by each of Mission and Auour under the Agreements were adequate for the Fund.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

2.Investment Performance of the Fund.

The Trustees considered the Fund’s performance for various periods ended June 30, 2020 versus its Morningstar world large stock category (the “Category”) and a peer group of fund of funds with assets below $200 million that invest primarily in exchange-traded funds (“ETFs”) derived by Broadridge from Morningstar’s world allocation, tactical allocation, and allocation - 85%+ equity categories (the “Peer Group”). It was noted that Broadridge created the Peer Group in this manner because there are a limited number of fund of funds in the Category, all of which invest in affiliated funds and are therefore not comparable to the Fund. The Trustees also considered the Fund’s performance relative to its benchmark index, the MSCI ACWI NR Index. In considering the foregoing, the Trustees reviewed an analytical report prepared by Broadridge and a variety of other metrics relating to performance within the analytical report. The Trustees also considered specific performance information prepared by Auour, including information relating to the performance of the Fund relative to separately managed accounts, the Instinct Global Equity composite (the “Composite”), managed by Auour with investment strategies that are substantially similar to those utilized by the Fund. The Trustees generally considered information that was as of June 30, 2020, although they took into consideration other performance information that had been provided to them since their initial approval of the Auour Sub-Advisory Agreement. It was noted that Mission did not manage any separate accounts and it was not anticipated that Mission would ever have any separate account clients. The Trustees noted that, for the one-year period ended June 30, 2020, the Fund lagged the performance of its benchmark and the median of the Category and Peer Group. The Trustees further noted that the Fund’s managed risk properties were evidenced by its outperformance of its benchmark during the market downturn as a result of COVID-19 during the quarter ended March 31, 2020. The Board considered other summary performance information related to the Category and the Peer Group vis-à-vis the Fund, including percentile rankings. The Trustees also noted that the performance of the Fund was comparable to that of the Composite and the Board considered the reasons for the differences in the performance of the Fund versus the Composite, which it deemed reasonable. The Board concluded, based on the foregoing, that the performance of the Fund was satisfactory.

3.The costs of services provided and profits realized by Mission and Auour from the relationship with the Fund.

In this regard, the Board considered: the staffing, personnel, and methods of operations of Mission and Auour; the financial condition of Mission and Auour and the level of commitment to the Fund by Mission and its affiliates; the asset

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

levels of the Fund; and the expenses of the Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Trustees considered the fees and expenses of the Fund compared to the median of the Category and the Peer Group. The Trustees noted that the Fund’s net expense ratio was less than the Peer Group median but exceeded the Category median, though it was noted that the Fund’s asset level is significantly lower than the average net assets of the Category median. The Trustees further noted that the gross advisory fee ranked in the top quartile relative to both the Peer Group and Category medians. The Trustees considered that Mission and Auour have each waived all of their advisory/sub-advisory fees since they assumed management of the Fund. The Board determined that the advisory and sub-advisory fees were within an acceptable range in light of the services rendered by Mission and Auour. Following this analysis and upon further consideration and discussion of the services provided by Mission and Auour, the Trustees concluded that the fees payable to Mission (who in turn would pay Auour) were fair and reasonable.

4.The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Mission. The Trustees noted that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. They further noted that this arrangement would allow shareholders of the Fund to realize benefits similar to those intended to be experienced from breakpoints in an advisory fee though shareholders would not have to wait for assets to grow significantly to realize such benefits under the expense limitation agreement. Following further discussion of the Fund’s asset levels, and levels of fees payable to Mission and Auour, the Board determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Mission and Auour and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Codes of Ethics and other relevant policies described in each of Auour’s

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Form ADV and compliance policies and procedures and Mission’s policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for Mission and Auour in managing the Fund and, in particular, noted that Auour may benefit by being able to place accounts beneath its separate account minimum into the Fund, thus potentially adding to overall Fund assets. The Board noted that Mission represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board noted policies in place to avoid conflicts of interest inherent in Auour’s management of other separate accounts with similar objective and strategies. The Board took into consideration the affiliations of Mission and considered the potential for conflicts of interest. Following further consideration and discussion, the Board indicated that the standards and practices of Mission and Auour relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Mission and Auour from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Trustees, the Board determined that the compensation payable under the Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, although the Board noted that the opportunity for improvement in the provision of timely responses to requests for information is a relevant consideration for the Board and could affect future determinations on this subject matter. After discussion, given Mission’s expressed intention to liquidate or sell the Fund in the next several months and the representations of Trust management and Counsel that a sale of the Fund appears likely, despite past instances where the Board has approved the continuance of an advisory agreement for a term of less than one year when responses to its requests for information were not submitted timely, the Board determined that it was appropriate to approve the Agreements for a term of one year. The Board also determined that it would reconsider the continuance of the Agreements at its next regularly scheduled Board meeting if the Fund has not been liquidated or the sale of the Fund is not in process by that time.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2020 and held for the six months ended December 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/20)
Class A Actual	$1,000.00	$1,111.45	1.45%	$7.70
Class A Hypothetical**	$1,000.00	$1,017.75	1.45%	$7.35
Institutional Class Actual	$1,000.00	$1,112.69	1.20%	$6.37
Institutional Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.09

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Adviser:

Mission Institutional Advisors, LLC

5956 Sherry Lane, Suite 1000

Dallas, Texas 75225

Investment Sub-Adviser:

Auour Investments, LLC

162 Main St., Suite 2

Wenham, Massachusetts 01984

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St., Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,250 for 2020 and $17,250 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2020 and $3,000 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the Mission-Auour Risk-Managed Global Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

Not applicable when filing a semi-annual report to shareholders.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 8, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 8, 2021

* Print the name and title of each signing officer under his or her signature.